U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and  address of issuer:  Prudential Institutional
          Liquidity  Portfolio, Inc., Gateway Center  Three,  100
          Mulberry Street, Newark, NJ 07102-4077.

     2. Name of each series or class of funds for which this notice is filed: Institutional Money Market Series.

     3.   Investment Company Act File Number: 811-5336.
          Securities Act File Number:  33-17224.

     4.   Last day of fiscal year for which this notice is filed:
          March 31, 1997.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

     6.    Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
          beginning  of the fiscal year: None   /$ 0

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          35,676,782  /$35,676,782

     9. Number and aggregate sale price of securities sold during the fiscal year: 2,069,514,477/$2,069,514,477

    10.   Number  and  aggregate sale price  of  securities  sold
          during   the  fiscal year in reliance upon registration
          pursuant to  rule 24f-2: 2,069,514,477/$2,069,514,477


    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
          21,346,132   /$21,346,132

    12.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year in
              reliance on rule 24f-2 (from item 10): $2,069,514,477
        (ii) Aggregate price of shares issued in
             connection with dividend reinvestment
             plans (from item 11, if applicable):  +$21,346,132
        iii) Aggregate price of shares redeemed or
             repurchased during the fiscal year
             (if applicable):                      -$2,053,657,829
        (iv) Aggregate price of shares redeemed or
             repurchased and previously applied
             as a reduction to filing fees
             pursuant to rule 24e-2
             (if applicable):                      (35,676,782)
         (v) Net aggregate price of securities
             sold and issued during the fiscal
             year in reliance of rule 24f-2
             [line (i), plus line (ii), less
             line (iii), plus line (iv)]
             (if applicable):                     $1,526,498

        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                 X       1/3300
       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:               462.58
Instructions:  Issuers  should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

      13.     Check   box  if  fees  are  being  remitted  to  the  Commission's
lockbox  depository as described in section 3a of the               Commission's
Rules of Informal and Other Procedures                (17 CFR 202.3a).
                                              [X ]

            Date   of   mailing  or  wire  transfer  of  filing  fees   to   the
Commission's lockbox depository:




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                           /s/        S.        Jane        Rose
By S. Jane Rose, Secretary

     Date: May 27, 1997



PILP/24F-596.NOT